UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	Prudential MoneyMart Assets, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2014

Date of reporting period:	7/31/2014

Item 1	–	Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL

MONEYMART ASSETS, INC.

ANNUAL REPORT • JULY 31, 2014

Fund Type

Money Market

Objective

Maximum current income consistent with stability of capital and the maintenance of liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. ©2014 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

September 16, 2014

Dear Shareholder:

We hope you find the annual report for Prudential MoneyMart Assets, Inc. informative and useful. The report covers performance for the 12-month period that ended July 31, 2014.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential MoneyMart Assets, Inc.

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential MoneyMart Assets, Inc.	1

Your Fund’s Performance (Unaudited)

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. For the most recent month-end performance update, call (800) 225-1852 or visit our website at www.prudentialfunds.com.

Fund Facts as of 7/31/14
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
Class A	0.01%	$1.00	45 Days	$479.3
Class B	0.01	1.00	45 Days	25.4
Class C	0.01	1.00	45 Days	16.9
Class Z	0.01	1.00	45 Days	100.2
iMoneyNet, Inc. Prime Retail Avg.*	0.01	N/A	48 Days	N/A

The Fund’s manager has voluntarily waived all or a portion of the management fee it is entitled to receive from the Fund in order to maintain a zero or positive net yield for the Fund. This voluntary waiver may be terminated at any time without prior notice. Without the waiver, the Fund’s 7-day yield would have been negative.

*iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. This is based on the data of all funds in the iMoneyNet, Inc. Prime Retail Average category as of July 29, 2014.

2	Visit our website at www.prudentialfunds.com

Money Market Fund Yield Comparison

Weighted Average Maturity* (WAM) Comparison

The graphs portray weekly 7-day current yields and weekly WAMs for Prudential MoneyMart Assets, Inc. (Class A shares—yields only) and the iMoneyNet, Inc. Prime Retail Average every Tuesday from July 30, 2013 to July 29, 2014, the closest dates prior to the beginning and end of the Fund’s reporting period. Note: iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. As a result, the data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of July 31, 2014.

*Weighted Average Maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Prudential MoneyMart Assets, Inc.	3

Your Fund’s Performance (continued)

The yield figures take into account applicable sales charges and fees, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z
Maximum initial sales charge	None	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.125%	None	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired by any new or existing Class B shareholders, except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

4	Visit our website at www.prudentialfunds.com

Strategy and Performance Overview

How did the Fund perform?

The seven-day current yields of the Prudential MoneyMart Assets, Inc. share classes remained slightly above zero throughout its 12-month reporting period that ended July 31, 2014. Yields on all money market funds in the United States remained at very low levels, as the Federal Reserve (the Fed) maintained its target for the federal funds rate between zero and 0.25%. Net asset values of the Fund’s share classes remained at $1.00 per share during its reporting period.

What were conditions like in the credit markets?

•

While a moderate global economic recovery remains intact, progress was choppy throughout the period. In the U.S., a severe contraction in the first quarter of 2014, largely due to extraordinarily adverse weather conditions, derailed an otherwise solid pace of economic growth and resulted in a downward revision of 2014 growth forecasts into the 2% range. Steady employment growth continued, although household income growth remained muted and credit growth was lackluster. Capital spending showed signs of picking up, with underlying private-sector activity expected to remain solid and inflation indicators beginning to tick higher from very depressed levels.

•

In December 2013, the U.S. Federal Reserve (Fed) announced it would reduce its quantitative easing (QE) purchases of Treasuries and mortgage-backed securities, which had been ongoing at a pace of $85 billion a month. By the end of the reporting period, the Fed had reduced its QE purchases to $25 billion per month. The Fed also continued to reassure market participants that it would keep interest rates low until job creation and economic growth gained a stronger footing. Meanwhile, the Federal Reserve Reverse Repurchase Program continued to provide a floor to short-term interest rates.

•

Late in the period, the Securities and Exchange Commission adopted new amendments to the rules governing the operation of money market mutual funds. The Fund’s investment manager and subadviser are currently evaluating the impact of the amendments, which will become effective within the next two years.

•

The three-month London interbank offered rate (LIBOR), the rate that banks pay one another to borrow in U.S. dollars, remained exceedingly low and fell further during the period, ending July at approximately 0.23%.

How did the Fund invest during the reporting period?

•	The Fund continued to maintain a conservative investment approach by favoring government-issued debt and repurchase agreements.

Prudential MoneyMart Assets, Inc.	5

Strategy and Performance Overview (continued)

•	The Fund looked for value opportunities in LIBOR-based government agency securities.

•	The Fund kept its exposure to financial issuers relatively short as yields fell with the return of investor confidence to this sector.

6	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on February 1, 2014, at the beginning of the period, and held through the six-month period ended July 31, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential MoneyMart Assets, Inc.	7

Fees and Expenses (continued)

Prudential Investments Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential MoneyMart Assets, Inc.		Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Annualized Expense Ratio	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,000.10	0.14%	$0.69
	Hypothetical	$1,000.00	$1,024.10	0.14%	$0.70

Class B	Actual	$1,000.00	$1,000.10	0.14%	$0.69
	Hypothetical	$1,000.00	$1,024.10	0.14%	$0.70

Class C	Actual	$1,000.00	$1,000.10	0.14%	$0.69
	Hypothetical	$1,000.00	$1,024.10	0.14%	$0.70

Class Z	Actual	$1,000.00	$1,000.10	0.14%	$0.69
	Hypothetical	$1,000.00	$1,024.10	0.14%	$0.70

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2014, and divided by the 365 days in the Fund’s fiscal year ended July 31, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at www.prudentialfunds.com

The Fund’s annualized expense ratios for the period ended July 31, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	0.59%	0.14%
B	0.47	0.14
C	0.47	0.14
Z	0.47	0.14

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential MoneyMart Assets, Inc.	9

Portfolio of Investments

as of July 31, 2014

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CERTIFICATES OF DEPOSIT 21.8%
Bank of America NA	0.180%	08/27/14	1,500	$1,500,000
Bank of America NA	0.180	09/16/14	3,000	3,000,000
Bank of America NA	0.250	11/03/14	6,000	6,000,000
Bank of America NA	0.260	02/02/15	2,500	2,500,000
Bank of Montreal	0.220	01/26/15	2,000	2,000,000
Bank of Montreal	0.237	06/03/15	3,000	3,000,000
Bank of Montreal	0.245	07/06/15	2,000	2,000,023
Bank of Nova Scotia	0.244	06/29/15	2,000	2,000,000
Bank of Nova Scotia	0.393(a)	11/10/14	4,000	4,001,993
Bank of Nova Scotia	0.584(a)	09/30/14	2,000	2,001,151
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.240	10/14/14	4,000	4,000,000
BNP Paribas SA	0.473(a)	04/10/15	6,000	6,000,000
Branch Banking & Trust Co.	0.145	09/29/14	3,000	3,000,000
Branch Banking & Trust Co.	0.150	09/22/14	6,000	6,000,000
Canadian Imperial Bank of Commerce	0.224	06/17/15	5,000	5,000,000
Citibank NA	0.170	09/03/14	6,000	6,000,000
Citibank NA	0.230	08/06/14	3,000	3,000,023
Citibank NA	0.240	11/04/14	5,000	5,000,000
Credit Agricole SA	0.240	09/02/14	4,000	4,000,000
Credit Agricole SA	0.330	10/09/14	5,000	5,000,000
Norinchukin Bank	0.210	09/16/14	1,000	1,000,000
Rabobank Nederland	0.284	04/14/15	5,000	5,000,000
Rabobank Nederland	0.313	07/17/15	1,000	1,000,000
Royal Bank of Canada	0.254(a)	10/17/14	5,000	5,000,000
Skandinaviska Enskilda Banken AB	0.274	07/10/15	3,000	3,000,000
Standard Chartered Bank	0.280	10/27/14	2,000	2,000,000
Standard Chartered Bank	0.282(a)	10/16/14	4,000	4,000,000
State Street Bank & Trust Co.	0.206(a)	10/08/14	6,000	6,000,000
State Street Bank & Trust Co.	0.230	03/12/15	1,000	1,000,000
Sumitomo Mitsui Banking Corp.	0.260	10/10/14	4,000	4,000,000
Svenska Handelsbanken AB	0.401	12/19/14	5,000	5,003,551
Svenska Handelsbanken AB	0.412(a)	10/06/14	8,500	8,502,976
U.S. Bank NA	0.172	01/15/15	3,000	3,000,000
U.S. Bank NA	0.353	12/09/14	3,000	3,000,000
Wells Fargo Bank NA	0.140	10/14/14	3,000	3,000,000
Wells Fargo Bank NA	0.140	10/21/14	2,000	2,000,000
Wells Fargo Bank NA	0.206(a)	08/20/14	2,000	2,000,000
Wells Fargo Bank NA	0.232	05/12/15	2,000	2,000,000

				135,509,717

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	11

Portfolio of Investments

as of July 31, 2014 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL PAPER 23.6%
ABN AMRO Funding USA LLC, 144A	0.205%(b)	10/03/14	3,000	$2,998,924
ABN AMRO Funding USA LLC, 144A	0.205(b)	10/23/14	2,000	1,999,055
ABN AMRO Funding USA LLC, 144A	0.311(b)	10/08/14	3,000	2,998,243
ABN AMRO Funding USA LLC, 144A	0.341(b)	01/05/15	2,000	1,997,035
ABN AMRO Funding USA LLC, 144A	0.351(b)	01/15/15	2,000	1,996,753
Caisse Centrale Desjardins du Quebec, 144A	0.253(a)	10/23/14	7,000	7,000,000
CDP Financial, Inc., 144A	0.160(b)	08/20/14	3,000	2,999,747
CDP Financial, Inc., 144A	0.160(b)	09/02/14	3,000	2,999,573
CDP Financial, Inc., 144A	0.190(b)	10/06/14	3,000	2,998,955
Commonwealth Bank of Australia, 144A	0.235(a)	04/23/15	6,000	6,000,000
CPPIB Capital Inc., 144A	0.140(b)	10/14/14	3,000	2,999,137
DNB Bank ASA, 144A	0.233(a)	11/07/14	4,000	4,000,000
DNB Bank ASA, 144A	0.240(a)	09/10/14	2,000	2,000,000
DNB Bank ASA, 144A	0.248(a)	01/16/15	7,000	7,000,000
Electricite de France, 144A	0.170(b)	10/03/14	5,000	4,998,513
General Electric Capital Corp.	0.200(b)	10/14/14	2,000	1,999,178
General Electric Capital Corp.	0.200(b)	01/27/15	5,000	4,995,028
HSBC Bank PLC, 144A	0.223(a)	02/12/15	1,000	1,000,000
HSBC Bank PLC, 144A	0.227(a)	01/30/15	4,000	4,000,000
HSBC Bank PLC, 144A	0.244	07/10/15	1,000	1,000,000
HSBC Bank PLC, 144A	0.304	05/28/15	2,000	2,000,000
ING (U.S.) Funding LLC	0.301(b)	10/22/14	2,000	1,998,633
ING (U.S.) Funding LLC	0.301(b)	11/20/14	2,000	1,998,150
JPMorgan Securities LLC, 144A	0.352(a)	12/16/14	3,000	3,000,000
JPMorgan Securities LLC, 144A	0.355(a)	11/18/14	3,000	3,000,000
PNC Bank NA	0.301(b)	08/25/14	5,000	4,999,000
PNC Bank NA	0.310	01/16/15	1,000	1,000,000
PNC Bank NA	0.310	03/27/15	4,000	4,000,000
PSP Capital Inc., 144A	0.140(b)	10/08/14	2,000	1,999,471
PSP Capital Inc., 144A	0.150(b)	10/16/14	4,000	3,998,733
Sanofi, 144A	0.125(b)	09/30/14	5,000	4,998,958
Schlumberger Investment SA, 144A	0.120(b)	08/14/14	10,000	9,999,567
Siemens Capital Co., 144A	0.120(b)	09/26/14	3,000	2,999,440
Skandinaviska Enskilda Banken AB, 144A	0.260(b)	10/14/14	4,000	3,997,862
State Street Corp.	0.140(b)	08/29/14	2,000	1,999,782
State Street Corp.	0.140(b)	09/03/14	5,000	4,999,358
Svenska Handelsbanken AB	0.210(b)	01/16/15	2,000	1,998,040
Swedbank AB	0.230(b)	01/05/15	3,000	2,996,991
Swedbank AB	0.245(b)	01/22/15	4,000	3,995,263
Total Capital SA, 144A	0.060(b)	08/01/14	8,000	8,000,000

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL PAPER (Continued)
Toyota Motor Credit Corp.	0.222%	04/09/15	2,000	$2,000,000
Westpac Banking Corp., 144A	0.244	04/29/15	3,000	3,000,000

				146,959,389

OTHER CORPORATE OBLIGATIONS 6.2%
Commonwealth Bank of Australia	1.950	03/16/15	1,000	1,009,855
General Electric Capital Corp., MTN	0.491(a)	09/15/14	2,000	2,000,666
International Bank for Reconstruction & Development	0.152(a)	01/14/15	6,000	6,000,163
International Finance Corp., MTN	0.154(a)	01/28/15	2,000	2,000,004
MetLife Insurance Funding II, 144A	0.602(a)	01/06/15	2,000	2,003,267
New York Life Global Funding, 144A	0.271	09/19/14	1,500	1,500,166
Principal Life Global Funding II, 144A	0.391(a)	09/19/14	5,000	5,001,237
Royal Bank of Canada, MTN	0.462(a)	01/06/15	4,000	4,004,245
Sanofi	1.200	09/30/14	4,000	4,006,495
Toyota Motor Credit Corp., MTN	0.233(a)	10/08/14	3,000	3,000,000
Toyota Motor Credit Corp., MTN	0.234(a)	01/14/15	4,000	4,000,000
Wells Fargo Bank NA	0.514	07/20/15	4,000	4,009,848

				38,535,946

TIME DEPOSITS 3.7%
Australia & New Zealand Banking Group Ltd.(c)	0.250	09/22/14	7,000	7,000,000
U.S. Bank National Association	0.130	08/01/14	15,872	15,872,000

				22,872,000

U.S. GOVERNMENT AGENCY OBLIGATIONS 37.2%
Federal Farm Credit Bank	0.184	07/27/15	1,000	1,000,727
Federal Home Loan Bank	0.060(b)	08/18/14 - 08/20/14	8,000	7,999,757
Federal Home Loan Bank	0.062(b)	08/22/14	5,000	4,999,819
Federal Home Loan Bank	0.063(b)	08/13/14	12,000	11,999,747
Federal Home Loan Bank	0.067(a)	08/15/14	7,000	6,999,863
Federal Home Loan Bank	0.067(b)	08/08/14	7,000	6,999,909
Federal Home Loan Bank	0.070(b)	09/03/14 - 09/24/14	23,000	22,998,314
Federal Home Loan Bank	0.073(b)	09/05/14	2,000	1,999,858
Federal Home Loan Bank	0.075(b)	09/10/14 - 10/14/14	22,700	22,697,912
Federal Home Loan Bank	0.079(b)	09/19/14 - 10/10/14	16,000	15,997,702
Federal Home Loan Bank	0.080(b)	08/27/14	2,000	1,999,884
Federal Home Loan Bank	0.083(b)	10/15/14	6,000	5,998,958
Federal Home Loan Bank	0.089(b)	09/17/14	12,000	11,998,614

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	13

Portfolio of Investments

as of July 31, 2014 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Bank	0.090%(b)	10/17/14 - 01/05/15	8,000	$7,998,261
Federal Home Loan Bank	0.092(a)	08/12/14	5,000	4,999,992
Federal Home Loan Bank	0.095(a)	11/18/14	1,000	999,950
Federal Home Loan Bank	0.095(b)	10/22/14	9,000	8,998,053
Federal Home Loan Bank	0.097	05/12/15	1,000	999,947
Federal Home Loan Bank	0.101(a)	08/19/14 - 12/08/14	15,000	14,999,945
Federal Home Loan Bank	0.102(a)	12/12/14	2,000	1,999,933
Federal Home Loan Bank	0.104(a)	03/26/15	4,000	4,000,000
Federal Home Loan Bank	0.104	05/28/15	4,000	3,999,889
Federal Home Loan Bank	0.105(a)	12/18/14 - 04/02/15	10,000	9,999,792
Federal Home Loan Bank	0.106(a)	12/19/14	4,000	3,999,844
Federal Home Loan Bank	0.113	07/10/15 - 12/24/15	7,000	6,999,029
Federal Home Loan Bank	0.113(b)	08/06/14	4,000	3,999,937
Federal Home Loan Bank	0.113(a)	12/09/14	5,000	5,000,000
Federal Home Loan Bank	0.118(a)	08/10/15	4,000	3,999,903
Federal Home Loan Bank	0.120	08/13/14	4,000	3,999,988
Federal Home Loan Bank	0.131(a)	11/18/14	5,000	4,999,925
Federal Home Loan Mortgage Corp.	0.132(a)	10/16/15	2,000	2,000,256
Federal Home Loan Mortgage Corp.	0.144(a)	07/17/15	7,000	7,002,073
Federal National Mortgage Association	0.070(b)	09/08/14	4,000	3,999,704
Federal National Mortgage Association	0.126(a)	08/05/15	3,000	3,000,322

				231,687,807

U.S. TREASURY OBLIGATION 0.2%
U.S. Treasury Bills	0.130(b)	08/21/14	1,000	999,928

REPURCHASE AGREEMENTS(d) 7.4%
BNP Paribas Securities Corp. 0.09%, dated 07/31/14, due 08/01/14 in the amount of $39,000,098			39,000	39,000,000
Goldman Sachs & Co. 0.06%, dated 07/29/14, due 08/05/14 in the amount of $2,000,023			2,000	2,000,000

See Notes to Financial Statements.

14

Description	Principal Amount (000)#	Value (Note 1)
REPURCHASE AGREEMENTS(d) (Continued)
Goldman Sachs & Co. 0.06%, dated 07/30/14, due 08/06/14 in the amount of $5,000,058	5,000	$5,000,000

		46,000,000

TOTAL INVESTMENTS 100.1% (amortized cost $622,564,787)(e)		622,564,787
Liabilities in excess of other assets (0.1)%		(707,210)

NET ASSETS 100.0%		$621,857,577

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FHLMC—Federal Home Loan Mortgage Corp.

FNMA—Federal National Mortgage Association

MTN—Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2014.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security or securities that has been deemed illiquid.
(d)	Repurchase agreements are collateralized by FHLMC (coupon rates 4.000% - 4.500%, maturity dates 02/01/41 - 10/01/42) and FNMA (coupon rates 2.500% - 5.500%, maturity dates 09/01/23 - 04/01/44). Repurchase Agreements are subject to contractual meeting agreements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Portfolio of Investments.
(e)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	15

Portfolio of Investments

as of July 31, 2014 continued

The following is a summary of the inputs used as of July 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$135,509,717	$—
Commercial Paper	—	146,959,389	—
Other Corporate Obligations	—	38,535,946	—
Time Deposits	—	22,872,000	—
U.S. Government Agency Obligations	—	231,687,807	—
U.S. Treasury Obligation	—	999,928	—
Repurchase Agreements	—	46,000,000	—

Total	$—	$622,564,787	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2014 was as follows (Unaudited):

U.S. Government Agency Obligations	37.2%
Commercial Paper	23.6
Certificates of Deposit	21.8
Repurchase Agreements	7.4
Other Corporate Obligations	6.2
Time Deposits	3.7
U.S. Treasury Obligation	0.2%

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

16

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

ANNUAL REPORT • JULY 31, 2014

Prudential MoneyMart Assets, Inc.

Statement of Assets & Liabilities

as of July 31, 2014

Assets
Investments, at amortized cost which approximates fair value:	$576,564,787
Repurchase agreements (cost $46,000,000)	46,000,000
Cash	1,840
Receivable for Fund shares sold	2,957,817
Interest receivable	96,579
Prepaid expenses	240,877

Total assets	625,861,900

Liabilities
Payable for Fund shares reacquired	3,562,596
Accrued expenses	378,275
Affiliated transfer agent fee payable	51,850
Dividends payable	6,796
Management fee payable	4,806

Total liabilities	4,004,323

Net Assets	$621,857,577

Net assets were comprised of:
Common stock, at par ($.001 par value; 20 billion shares authorized for issuance)	$621,840
Paid-in capital in excess of par	621,236,041

621,857,881
Distributions in excess of net investment income	(5,987)
Accumulated net realized gain on investment transactions	5,683

Net assets, July 31, 2014	$621,857,577

See Notes to Financial Statements.

18

Class A
Net asset value, offering price and redemption price per share ($479,275,365 ÷ 479,261,354 shares of common stock issued and outstanding)	$1.00

Class B
Net asset value, offering price and redemption price per share ($25,406,337 ÷ 25,403,946 shares of common stock issued and outstanding)	$1.00

Class C
Net asset value, offering price and redemption price per share ($16,950,293 ÷ 16,949,562 shares of common stock issued and outstanding)	$1.00

Class Z
Net asset value, offering price and redemption price per share ($100,225,582 ÷ 100,224,726 shares of common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	19

Statement of Operations

Year Ended July 31, 2014

Net Investment Income
Income
Interest income (net of foreign withholding taxes of $833)	$1,006,608

Expenses
Management fee	2,095,949
Distribution fee—Class A	639,292
Distribution fee—Class X	859
Transfer agent’s fees and expenses (including affiliated expense of $276,900)	622,000
Custodian’s fees and expenses	126,000
Registration fees	94,000
Shareholders’ reports	77,000
Directors’ fees	25,000
Legal fees and expenses	24,000
Audit fee	23,000
Insurance expenses	10,000
Miscellaneous	12,433

Total expenses	3,749,533
Less: Management fee waiver and/or expense reimbursement	(2,170,124)
Distribution fee waiver—Class A	(639,292)
Distribution fee waiver—Class X	(859)

Net expenses	939,258

Net investment income	67,350

Realized Gain On Investments
Net realized gain on investment transactions	5,683

Net Increase In Net Assets Resulting From Operations	$73,033

See Notes to Financial Statements.

20

Statement of Changes in Net Assets

	Year Ended July 31,
	2014	2013
Increase (Decrease) In Net Assets
Operations
Net investment income	$67,350	$68,039
Net realized gain on investment transactions	5,683	11,705

Net increase in net assets resulting from operations	73,033	79,744

Dividends to shareholders (Note 1)
Class A	(56,172)	(60,757)
Class B	(3,187)	(3,892)
Class C	(2,207)	(1,977)
Class L	—	(26)
Class X	(10)	(55)
Class Z	(11,388)	(13,090)

	(72,964)	(79,797)

Fund share transactions (Note 4) (at $1.00 per share)
Net proceeds from shares sold	1,658,167,551	1,660,982,161
Net asset value of shares issued in reinvestment of dividends	67,752	75,348
Cost of shares reacquired	(1,714,441,226)	(1,687,308,780)

Net decrease in net assets from Fund share transactions	(56,205,923)	(26,251,271)

Total decrease	(56,205,854)	(26,251,324)

Net Assets:
Beginning of year	678,063,431	704,314,755

End of year	$621,857,577	$678,063,431

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	21

Notes to Financial Statements

Prudential MoneyMart Assets, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The investment objective of the Fund is maximum current income consistent with stability of capital and the maintenance of liquidity.

1. Accounting Policies

The following accounting policies are in conformity with U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of the financial statements.

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

22

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and

Prudential MoneyMart Assets, Inc.	23

Notes to Financial Statements

continued

the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Loan Participations: The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment transactions are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

24

Dividends and Distributions to Shareholders: The Fund declares daily dividends from net investment income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles are recorded on the ex-dividend date.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest are recorded net of reclaimable amounts, at the time the related income is earned.

Restricted and Illiquid Securities: The Fund may hold up to 5% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services for the Fund and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .50% of average daily net assets on the first $50 million and .30% of average daily net assets in excess of $50 million. The management fee amount waived exceeded the management fee for year ended July 31, 2014.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C

Prudential MoneyMart Assets, Inc.	25

Notes to Financial Statements

continued

and Class Z shares of the Fund. In addition, the Fund has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), which, together with PIMS, serves as co-distributor of the Class X shares of the Fund. The Fund compensates PIMS and PAD, as applicable, for distributing and servicing the Fund’s Class A and Class X shares, pursuant to plans of distribution (the “Class A and X Plans”), regardless of expenses actually incurred by PIMS or PAD. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A and X Plans, the Fund compensates PIMS and PAD, as applicable, for distribution related activities at an annual rate of up to .125% and 1% of the average daily net assets of the Class A and X shares, respectively. No distribution or service fees are paid to PIMS as distributor of Class B, Class C and Class Z shares of the Fund.

Effective December 1, 2011, in order to support the income yield, PIMS and PAD, as applicable, and PI have voluntarily undertaken to waive distribution and service (12b-1) fees of Class A and Class X shares and to waive/subsidize management fees of the Fund, respectively, such that the 1-day income yield (excluding capital gain or loss) does not fall below .01%. The income yield limit was set at .02% on March 1, 2010 and at .05% on September 1, 2009. The waivers/subsidies are voluntary and may be modified or terminated at any time. Pursuant to this undertaking, during the year ended July 31, 2014, PIMS waived $639,292 and $859 of Class A’s and Class X’s distribution and service (12b-1) fees, respectively and PI has waived $2,170,124 of the Fund’s management fees. The Fund is not required to reimburse PIMS, PAD and PI for the amounts waived during the year ended July 31, 2014.

PI, PIM, PIMS, PAD and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

26

4. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class B, C and Z shares are not subject to any distribution and/or service fees and are offered exclusively for sale to a limited group of investors. The last conversion of Class L shares to Class A shares was completed as of August 24, 2012. There are no Class L shares outstanding and Class L shares are no longer being offered for sale. As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 20 billion authorized shares of $.001 par value common stock divided into six classes, which consist of 11 billion Class A, 2.5 billion Class B, 2.5 billion Class C, 1 billion Class M, 1 billion Class X and 2 billion Class Z shares as of July 31, 2014.

Transactions in shares and dollars of common stock (at $1 net asset value per share) were as follows:

Class A	Shares	Amount
Year ended July 31, 2014:
Shares sold	1,586,769,884	$1,586,769,911
Shares issued in reinvestment of dividends and distributions	51,708	51,708
Shares reacquired	(1,621,428,958)	(1,621,428,958)

Net increase (decrease) in shares outstanding before conversion	(34,607,366)	(34,607,339)
Shares issued upon conversion from Class B and Class X	289,273	289,273
Shares reacquired upon conversion into Class Z	(8,573)	(8,573)

Net increase (decrease) in shares outstanding	(34,326,666)	$(34,326,639)

Year ended July 31, 2013:
Shares sold	1,571,580,583	$1,571,580,583
Shares issued in reinvestment of dividends and distributions	57,111	57,111
Shares reacquired	(1,592,358,167)	(1,592,358,167)

Net increase (decrease) in shares outstanding before conversion	(20,720,473)	(20,720,473)
Shares issued upon conversion from Class L and Class X	3,653,339	3,653,339

Net increase (decrease) in shares outstanding	(17,067,134)	$(17,067,134)

Prudential MoneyMart Assets, Inc.	27

Notes to Financial Statements

continued

Class B	Shares	Amount
Year ended July 31, 2014:
Shares sold	7,055,660	$7,055,660
Shares issued in reinvestment of dividends and distributions	2,698	2,698
Shares reacquired	(13,654,803)	(13,654,803)

Net increase (decrease) in shares outstanding before conversion	(6,596,445)	(6,596,445)
Shares reacquired upon conversion into Class A	(83,145)	(83,145)

Net increase (decrease) in shares outstanding	(6,679,590)	$(6,679,590)

Year ended July 31, 2013:
Shares sold	8,923,232	$8,923,232
Shares issued in reinvestment of dividends and distributions	3,413	3,413
Shares reacquired	(12,030,861)	(12,030,860)

Net increase (decrease) in shares outstanding	(3,104,216)	$(3,104,215)

Class C
Year ended July 31, 2014:
Shares sold	19,719,701	$19,719,702
Shares issued in reinvestment of dividends and distributions	1,975	1,975
Shares reacquired	(25,275,713)	(25,275,713)

Net increase (decrease) in shares outstanding	(5,554,037)	$(5,554,036)

Year ended July 31, 2013:
Shares sold	23,600,310	$23,600,310
Shares issued in reinvestment of dividends and distributions	1,745	1,745
Shares reacquired	(17,335,783)	(17,335,782)

Net increase (decrease) in shares outstanding	6,266,272	$6,266,273

Class L
Period ended August 24, 2012*:
Shares sold	32,648	$32,648
Shares reacquired	(41,886)	(41,886)

Net increase (decrease) in shares outstanding before conversion	(9,238)	(9,238)
Shares reacquired upon conversion into Class A	(3,365,498)	(3,365,498)

Net increase (decrease) in shares outstanding	(3,374,736)	$(3,374,736)

28

Class X	Shares	Amount
Period ended April 11,2014**:
Shares sold	10,314	$10,286
Shares issued in reinvestment of dividends and distributions	4	4
Shares reacquired	(113,804)	(113,804)

Net increase (decrease) in shares outstanding before conversion	(103,486)	(103,514)
Shares reacquired upon conversion into Class A	(206,128)	(206,128)

Net increase (decrease) in shares outstanding	(309,614)	$(309,642)

Year ended July 31, 2013:
Shares sold	148,568	$148,568
Shares issued in reinvestment of dividends and distributions	33	33
Shares reacquired	(208,734)	(208,734)

Net increase (decrease) in shares outstanding before conversion	(60,133)	(60,133)
Shares reacquired upon conversion into Class A	(287,841)	(287,841)

Net increase (decrease) in shares outstanding	(347,974)	$(347,974)

Class Z
Year ended July 31, 2014:
Shares sold	44,611,992	$44,611,992
Shares issued in reinvestment of dividends and distributions	11,367	11,367
Shares reacquired	(53,967,948)	(53,967,948)

Net increase (decrease) in shares outstanding before conversion	(9,344,589)	(9,344,589)
Shares issued upon conversion from Class A	8,573	8,573

Net increase (decrease) in shares outstanding	(9,336,016)	$(9,336,016)

Year ended July 31, 2013:
Shares sold	56,696,820	$56,696,820
Shares issued in reinvestment of dividends and distributions	13,046	13,046
Shares reacquired	(65,333,351)	(65,333,351)

Net increase (decrease) in shares outstanding	(8,623,485)	$(8,623,485)

*	As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.
**	As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

For the years ended July 31, 2014 and July 31, 2013, the tax character of dividends paid by the Fund were $72,964 and $79,797 of ordinary income, respectively.

Prudential MoneyMart Assets, Inc.	29

Notes to Financial Statements

continued

As of July 31, 2014, the accumulated undistributed earnings on a tax basis was $6,492 of ordinary income.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

30

Financial Highlights

Class A Shares
	Year Ended July 31,
	2014		2013		2012		2011		2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.000		$1.000		$1.000		$1.000		$1.000
Net investment income and net realized gain on investment transactions	-	(c)	-	(c)	-	(c)	-	(c)	-	(c)
Dividends to shareholders	-	(c)	-	(c)	-	(c)	-	(c)	-	(c)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000		$1.000
Total Return(a)	.01%		.01%		.02%		.02%		.05%

Ratios/Supplemental Data:
Net assets, end of year (000)	$479,275		$513,602		$530,669		$566,158		$606,100
Average net assets (000)	$511,433		$514,563		$554,682		$571,572		$668,825
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.14%		.19%		.18%		.22%		.31%
Expenses before waivers and/or expense reimbursement	.59%		.60%		.61%		.60%		.59%
Net investment income	.01%		.01%		.02%		.02%		.04%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Includes .01% of the U.S. Treasury Money Market Fund Guarantee Program fee for the year ended July 31, 2010.

(c) Less than $.0005 per share.

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	31

Financial Highlights

continued

Class B Shares
	Year Ended July 31,
	2014		2013		2012		2011		2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.000		$1.000		$1.000		$1.000		$1.000
Net investment income and net realized gain on investment transactions	-	(c)	-	(c)	-	(c)	-	(c)	.001
Dividends to shareholders	-	(c)	-	(c)	-	(c)	-	(c)	(.001)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000		$1.000
Total Return(a)	.01%		.01%		.02%		.02%		.05%

Ratios/Supplemental Data:
Net assets, end of year (000)	$25,406		$32,086		$35,190		$43,517		$52,720
Average net assets (000)	$29,218		$32,953		$40,272		$45,662		$60,695
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.14%		.19%		.18%		.22%		.31%
Expenses before waivers and/or expense reimbursement	.47%		.48%		.48%		.48%		.47%
Net investment income	.01%		.01%		.02%		.02%		.05%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Includes .01% of the U.S. Treasury Money Market Fund Guarantee Program fee for the year ended July 31, 2010.

(c) Less than $.0005 per share.

See Notes to Financial Statements.

32

Class C Shares
	Year Ended July 31,
	2014		2013		2012		2011		2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.000		$1.000		$1.000		$1.000		$1.000
Net investment income and net realized gain on investment transactions	-	(c)	-	(c)	-	(c)	-	(c)	.001
Dividends to shareholders	-	(c)	-	(c)	-	(c)	-	(c)	(.001)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000		$1.000
Total Return(a)	.01%		.01%		.02%		.02%		.05%

Ratios/Supplemental Data:
Net assets, end of year (000)	$16,950		$22,504		$16,238		$20,031		$20,125
Average net assets (000)	$20,204		$16,670		$20,032		$17,071		$21,593
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.14%		.19%		.18%		.22%		.31%
Expenses before waivers and/or expense reimbursement	.47%		.48%		.48%		.48%		.47%
Net investment income	.01%		.01%		.02%		.02%		.05%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Includes .01% of the U.S. Treasury Money Market Fund Guarantee Program fee for the year ended July 31, 2010.

(c) Less than $.0005 per share.

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	33

Financial Highlights

continued

Class L Shares
	Period Ended August 24,		Year Ended July 31,
	2012(f)		2012		2011		2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000		$1.000		$1.000		$1.000
Net investment income and net realized gain on investment transactions	-	(d)	-	(d)	-	(d)	-	(d)
Dividends to shareholders	-	(d)	-	(d)	-	(d)	-	(d)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000
Total Return(a):	-%	(e)	.02%		.02%		.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,366		$3,375		$3,528		$4,438
Average net assets (000)	$3,361		$3,462		$3,975		$5,421
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.21%	(b)	.18%		.22%		.32%
Expenses before waivers and/or expense reimbursement	.99%	(b)	.98%		.98%		.97%
Net investment income	.01%	(b)	.02%		.02%		.04%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Annualized.

(c) Includes .01% of the U.S. Treasury Money Market Fund Guarantee Program fee for the year ended July 31, 2010.

(d) Less than $.0005 per share.

(e) Less than .005%.

(f) As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.

See Notes to Financial Statements.

34

Class X Shares
	Period Ended April 11,		Year Ended July 31,
	2014(e)		2013		2012		2011		2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000		$1.000		$1.000		$1.000		$1.000
Net investment income and net realized gain on investment transactions	-	(d)	-	(d)	-	(d)	-	(d)	-	(d)
Dividends to shareholders	-	(d)	-	(d)	-	(d)	-	(d)	-	(d)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000
Total Return(a)	.01%		.01%		.02%		.02%		.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7		$310		$658		$1,300		$2,515
Average net assets (000)	$122		$456		$916		$1,741		$3,722
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.14%	(b)	.19%		.18%		.22%		.32%
Expenses before waivers and/or expense reimbursement	1.47%	(b)	1.48%		1.48%		1.48%		1.47%
Net investment income	.01%	(b)	.01%		.02%		.02%		.05%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Annualized.

(c) Includes .01% of the U.S. Treasury Money Market Fund Guarantee Program fee for the year ended July 31, 2010.

(d) Less than $.0005 per share.

(e) As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	35

Financial Highlights

continued

Class Z Shares
	Year Ended July 31,
	2014		2013		2012		2011		2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.000		$1.000		$1.000		$1.000		$1.000
Net investment income and net realized gain on investment transactions	-	(c)	-	(c)	-	(c)	-	(c)	.001
Dividends to shareholders	-	(c)	-	(c)	-	(c)	-	(c)	(.001)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000		$1.000
Total Return(a)	.01%		.01%		.02%		.02%		.05%

Ratios/Supplemental Data:
Net assets, end of year (000)	$100,226		$109,562		$118,185		$153,807		$183,736
Average net assets (000)	$104,374		$110,803		$119,232		$165,586		$181,652
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.14%		.19%		.18%		.22%		.31%
Expenses before waivers and/or expense reimbursement	.47%		.48%		.48%		.48%		.47%
Net investment income	.01%		.01%		.02%		.02%		.05%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Includes .01% of the U.S. Treasury Money Market Fund Guarantee Program fee for the year ended July 31, 2010.

(c) Less than $.0005 per share.

See Notes to Financial Statements.

36

Report of Independent Registered Public

Accounting Firm

The Board of Directors and Shareholders

Prudential MoneyMart Assets, Inc.:

We have audited the accompanying statement of assets and liabilities of Prudential MoneyMart Assets, Inc. (hereafter referred to as the “Fund”), including the portfolio of investments, as of July 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2014, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of July 31, 2014, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended., in conformity with U.S. generally accepted accounting principles.

New York, New York

September 16, 2014

Prudential MoneyMart Assets, Inc.	37

Tax Information

(Unaudited)

For the year ended July 31, 2014, the Fund reports the maximum amount allowable but not less than 100% as interest-related dividends in accordance with Section 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

Interest-related dividends do not include any distributions paid by a fund with respect to Fund tax years beginning after July 31, 2014. Consequently, this provision expires with respect to such distributions paid after the Fund’s fiscal year end.

In January 2015, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV as to the federal tax status of the dividends received by you in calendar year 2014.

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the Mutual Fund meets certain requirements mandated by the respective state’s taxing authorities. We are pleased to report that 32.69% of the dividends paid by the Fund qualify for such deduction.

For more detailed information regarding your state and local taxes, you should contact your tax adviser or the state/local taxing authorities.

38

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members(1)

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held

Ellen S. Alberding (56) Board Member Portfolios Overseen: 67	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.

Kevin J. Bannon (62) Board Member Portfolios Overseen: 67	Managing Director (since April 2008) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).

Linda W. Bynoe (62) Board Member Portfolios Overseen: 67	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Prudential MoneyMart Assets, Inc.

Independent Board Members(1)

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held

Keith F. Hartstein (57) Board Member Portfolios Overseen: 67	Retired; Formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.

Michael S. Hyland, CFA (68) Board Member Portfolios Overseen: 67	Retired (since February 2005); Formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.

Douglas H. McCorkindale (75) Board Member Portfolios Overseen: 67	Retired; Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).	Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).

Stephen P. Munn (72) Board Member Portfolios Overseen: 67	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	Lead Director (since 2007) of Carlisle Companies Incorporated (manufacturer of industrial products).

James E. Quinn (62) Board Member Portfolios Overseen: 67	Retired; Formerly President (2003-2012) and Director (2003-2008), and Vice Chairman and Director (1998-2003), Tiffany & Company (jewelry retailing); Director, Mutual of America Capital Management Corporation (asset management) (since 1996); Director, Hofstra University (since 2008); Vice Chairman, Museum of the City of New York (since 1984).	Director of Deckers Outdoor Corporation (footwear manufacturer) (since 2011).

Richard A. Redeker (71) Board Member & Independent Chair Portfolios Overseen: 67	Retired Mutual Fund Senior Executive (44 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of 2,800 Independent Mutual Fund Directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.

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Independent Board Members(1)

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held

Robin B. Smith (74) Board Member Portfolios Overseen: 67	Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); Member of the Board of Directors of ADLPartner (marketing) (since December 2010); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.	Formerly Director of BellSouth Corporation (telecommunications) (1992-2006).

Stephen G. Stoneburn (71) Board Member Portfolios Overseen: 67	Chairman, (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

Interested Board Members(1)

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held

Scott E. Benjamin (41) Board Member & Vice President Portfolios Overseen: 67	Executive Vice President (since June 2009) of Prudential Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.

(1) The year that each Board Member joined the Fund’s Board is as follows:

Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2008; Keith F. Hartstein, 2013; Michael S. Hyland, 2008; Douglas H. McCorkindale, 2008; Stephen P. Munn, 2008; James E. Quinn, 2013; Richard A. Redeker, 2008; Robin B. Smith, 1996; Stephen G. Stoneburn, 1996; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Prudential MoneyMart Assets, Inc.

Fund Officers(a)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Stuart S. Parker (51) President	President of Prudential Investments LLC (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005-December 2011).	Since 2012

Raymond A. O’Hara (59) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012

Chad A. Earnst (39) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of Prudential Investments LLC; Chief Compliance Officer (September 2014-Present) of the Prudential Investments Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., Prudential Global Short Duration High Yield Income Fund, Inc., Prudential Short Duration High Yield Fund, Inc. and Prudential Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, U.S. Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006–December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, U.S. Securities & Exchange Commission.	Since 2014

Deborah A. Docs (56) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004

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Fund Officers(a)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Jonathan D. Shain (56) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005

Claudia DiGiacomo (39) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005

Andrew R. French (51) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2006

Amanda S. Ryan (36) Assistant Secretary	Director and Corporate Counsel (since March 2012) of Prudential; Director and Assistant Secretary (since June 2012) of Prudential Investments LLC; Associate at Ropes & Gray LLP (2008-2012).	Since 2012

Theresa C. Thompson (52) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).	Since 2008

Richard W. Kinville (46) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).	Since 2011

M. Sadiq Peshimam (50) Treasurer and Principal Financial and Accounting Officer	Assistant Treasurer of funds in the Prudential Mutual Fund Complex (2006-2014); Vice President (since 2005) of Prudential Investments LLC.	Since 2006

Peter Parrella (56) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007

Prudential MoneyMart Assets, Inc.

Fund Officers(a)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Lana Lomuti (47) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since 2014

Linda McMullin (53) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since 2014

(a) Excludes Mr. Benjamin, an interested Board Member who also serves as Vice President.

Explanatory Notes to Tables:

¡	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.
¡	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.
¡

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

¡

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

¡

“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which Prudential Investments LLC serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

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Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of Prudential MoneyMart Assets, Inc. (the “Fund”) consists of eleven individuals, ten of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund, and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 9-11, 2014 and approved the renewal of the agreements through July 31, 2015, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 9-11, 2014.

Prudential MoneyMart Assets, Inc.

Approval of Advisory Agreements (continued)

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also considered the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

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Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI during the year ended December 31, 2013 exceeded the management fees paid by PI, resulting in an operating loss to PI. The Board separately considered information regarding the profitability of the subadviser, an affiliate of PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

In 2013, PI and the Board retained an outside business consulting firm, in order to assist the Board in its consideration of the renewal of the management and subadvisory agreements, by reviewing management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm’s analysis and conclusions with respect to the Funds’ management fee structures were presented to the Board and PI at the December 3-5, 2013 meeting, and were discussed extensively by the Board and PI over the following two quarters.

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at its current level of assets the Fund’s effective fee rate reflected some of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PI realizes any economies of scale. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board

Prudential MoneyMart Assets, Inc.

Approval of Advisory Agreements (continued)

concluded that potential benefits to be derived by PI included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2013.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2013. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Retail Money Market Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Visit our website at www.prudentialfunds.com

Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	3rd Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•

The Board noted that although the Fund’s gross performance in relation to its Peer Universe was in the third quartile over the one-, three- and five-year periods and in the second quartile over the ten-year period, the Fund’s net performance (which reflects the impact of Fund fees, expenses and subsidies) in relation to the Peer Universe was in the first quartile for all periods.

•	The Board also noted the challenging money market and interest rate environment since the financial crisis.
•

The Board and PI agreed to continue its practice of waiving a portion of its management fee in order to maintain a yield floor for the Fund, and noted that its actual management fee was three basis points from its Peer Group median.

•	The Board concluded that, in light of the Fund’s competitive net performance against its Peer Universe, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential MoneyMart Assets, Inc.

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential MoneyMart Assets, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL MONEYMART ASSETS, INC.

SHARE CLASS	A	B	C	Z
NASDAQ	PBMXX	MJBXX	MJCXX	PMZXX
CUSIP	74440W409	74440W201	74440W300	74440W805

MF108E    0266852-00001-00

Item 2	–	Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3	–	Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Stephen P. Munn, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4	–	Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended July 31, 2014 and July 31, 2013, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $22,950 and $22,500, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

None.

(c) Tax Fees

None.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

  Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal years 2014 and 2013. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2014 and 2013 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.
(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential MoneyMart Assets, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	September 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	September 18, 2014

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	September 18, 2014